Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Balance at January 1	$ 13,281	$ 5,408	$ 1,117
(Reversal of)/Provision for expected credit losses	(2,858)	7,873	4,291
Balance at December 31	$ 10,423	$ 13,281	$ 5,408